CIGNA VARIABLE PRODUCTS GROUP
                         1380 Main Street
                 Springfield, Massachusetts 01103




March 11, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  CIGNA Variable Products Group
     (CIGNA Variable Products Money Market Fund)
     (CIGNA Variable Products S&P 500 Index Fund)
     (1933 Act Registration No. 33-20333)
     (1940 Act File No. 811-5480)
     ____________________________

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), CIGNA Variable Products Group (the "Trust"), on behalf of its series of shares known as CIGNA Variable Money Market Fund and CIGNA Variable Products S&P 500 Index Fund, hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

     (2)  The text of Post-Effective Amendment No. 11 to the
          Trust's Registration Statement on Form N-1A was filed electronically via EDGAR with the Securities and Exchange Commission on March 7, 1996.

Sincerely,

CIGNA VARIABLE PRODUCTS GROUP, on behalf of its series of shares known as CIGNA Variable Products Money Market Fund and
CIGNA Variable Products S&P 500 Index Fund


By:  /s/ Jeffrey S. Winer
     __________________________________
     Jeffrey S. Winer
     Its:  Vice President and Secretary